PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Schedule of property, plant and equipment

		Accumulated Depletion,
At December 31, 2022		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$13,023,018	$(11,700,114)	$1,322,904
Crude oil and natural gas properties – Canadian divestments(2)	(5,808,025)	5,808,025	—
Other capital assets	99,283	(88,598)	10,685
Total PP&E	$7,314,276	$(5,980,687)	$1,333,589

		Accumulated Depletion,
At December 31, 2021		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$13,075,987	$(11,822,482)	$1,253,505
Other capital assets	103,355	(89,468)	13,887
Total PP&E	$13,179,342	$(11,911,950)	$1,267,392
(1)	All of the Company’s unproved properties are included in the full cost pool.
(2)	The Company removed the Canadian cost centre’s historical PP&E balances upon the divestment of the Canadian assets.